Document and Entity Information Document	Mar. 26, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32641
Entity Tax Identification Number	20-3068069
Entity Address, Address Line One	111 Westwood Place,
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Brentwood,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	221-2250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	Brookdale Senior Living Inc.
Entity Central Index Key	0001332349
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	BKD
Security Exchange Name	NYSE
Tangible Equity Units, 7.00%
Document Information [Line Items]
Title of 12(b) Security	7.00% Tangible Equity Units
Trading Symbol	BKDT
Security Exchange Name	NYSE